Loans and borrowings - Additional Information (Detail) $ in Millions, $ in Millions			12 Months Ended
	Apr. 12, 2022	Jan. 01, 2019	Dec. 31, 2022 SGD ($)	Dec. 31, 2022 USD ($)	Jun. 25, 2021 SGD ($)	Jun. 24, 2020 USD ($)	Jun. 10, 2020 SGD ($)
DBS Bank Ltd [member]
Disclosure of detailed information about borrowings [line items]
Refinancing of uncommitted multi-currency revolving credit facility					$ 30.0
Ownership interest in the entity, percentage			76.40%
Facility limit			$ 30.0
DBS Bank Ltd [member] | Hong Leong Asia Limited [member]
Disclosure of detailed information about borrowings [line items]
Ownership interest in the entity, percentage		35.00%
DBS Bank Ltd [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Credit facility with bank			$ 30.0
Consolidated tangible net worth ratio			1.0 times
DBS Bank Ltd [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Consolidated tangible net worth				$ 400.0
Credit facility with MUFG Singapore Branch [member]
Disclosure of detailed information about borrowings [line items]
Credit facility maturity period			three years
Refinancing of unsecured multi-currency revolving credit facility							$ 30.0
Credit facility with MUFG Singapore Branch [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Credit facility with bank			$ 30.0
Consolidated tangible net worth				120.0
Consolidated tangible net worth ratio			2.0 times
Facility limit			$ 30.0
Sumitomo branch [Member]
Disclosure of detailed information about borrowings [line items]
Refinancing of unsecured multi-currency revolving credit facility						$ 30.0
Sumitomo branch [Member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Credit facility maturity period	6 months
Sumitomo branch [Member] | Singapore, Dollars
Disclosure of detailed information about borrowings [line items]
Credit facility maturity period	3 months
Sumitomo branch [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Credit facility with bank				30.0
Facility limit				30.0
Sumitomo branch [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Consolidated tangible net worth				$ 200.0
Consolidated tangible net worth ratio			2.0 times